EBP Plan Assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of total stock portfolio invested in the common stock of any one corporation	5.00%
Maximum percentage of portfolio invested in fixed income securities of any one issuer with exception of bond index funds and U. S. government guaranteed and agency securities	5.00%
Fair value, plan assets, Level 1 to Level 2 transfers, amount	$ 0	$ 0
Fair value, plan assets, Level 2 to Level 1 transfers, amount	$ 0	0
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	30 days
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	10 days
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value, plan assets, Level 1 to Level 2 transfers, amount	$ 0
Fair value, plan assets, Level 2 to Level 1 transfers, amount	0
Fair values of plan assets
Total assets at fair value	$ 1,254	$ 1,241	$ 1,293
Pension Benefits [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset target allocation	60.00%
Pension Benefits [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset target allocation	40.00%
Weighted average duration of fixed income security portfolio	8 years	8 years
Pension Benefits [Member] | Plan assets within fair value hierarchy [Member]
Fair values of plan assets
Total assets at fair value	$ 489	$ 465
Pension Benefits [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	14	8
Pension Benefits [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	87	83
Pension Benefits [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	77	64
Pension Benefits [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	68	65
Pension Benefits [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	10	8
Pension Benefits [Member] | Mortgage and asset-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	80	87
Pension Benefits [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	148	145
Pension Benefits [Member] | Insurance company investment contracts and other [Member]
Fair values of plan assets
Total assets at fair value	5	5
Pension Benefits [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	369	367
Pension Benefits [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	27	27
Pension Benefits [Member] | Equities - International emerging markets [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	50	50
Pension Benefits [Member] | Equities - International developed markets [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	149	153
Pension Benefits [Member] | Fixed income - U.S. long duration [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	88	95
Pension Benefits [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	82	84
Pension Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	246	220
Pension Benefits [Member] | Level 1 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	14	8
Pension Benefits [Member] | Level 1 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	87	83
Pension Benefits [Member] | Level 1 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	77	64
Pension Benefits [Member] | Level 1 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	68	65
Pension Benefits [Member] | Level 1 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Mortgage and asset-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Insurance company investment contracts and other [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	243	245
Pension Benefits [Member] | Level 2 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	10	8
Pension Benefits [Member] | Level 2 [Member] | Mortgage and asset-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	80	87
Pension Benefits [Member] | Level 2 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	148	145
Pension Benefits [Member] | Level 2 [Member] | Insurance company investment contracts and other [Member]
Fair values of plan assets
Total assets at fair value	5	5
Pension Benefits [Member] | Level 3 [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Mortgage and asset-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Insurance company investment contracts and other [Member]
Fair values of plan assets
Total assets at fair value	$ 0	0
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Proportion of assets subjected to income tax	38.00%
Fair values of plan assets
Total assets at fair value	$ 208	$ 201	$ 208
Other Postretirement Benefits [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average duration of fixed income security portfolio	8 years	7 years
Other Postretirement Benefits [Member] | Plan assets within fair value hierarchy [Member]
Fair values of plan assets
Total assets at fair value	$ 128	$ 122
Other Postretirement Benefits [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	11	11
Other Postretirement Benefits [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	24	37
Other Postretirement Benefits [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	15	20
Other Postretirement Benefits [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	5	10
Other Postretirement Benefits [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value		1
Other Postretirement Benefits [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	7	7
Other Postretirement Benefits [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	1	12
Other Postretirement Benefits [Member] | Mortgage and asset-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	8	9
Other Postretirement Benefits [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	15	15
Other Postretirement Benefits [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	38	37
Other Postretirement Benefits [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	3	3
Other Postretirement Benefits [Member] | Equities - International emerging markets [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	5	5
Other Postretirement Benefits [Member] | Equities - International developed markets [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	16	16
Other Postretirement Benefits [Member] | Fixed income - U.S. long duration [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	9	10
Other Postretirement Benefits [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	9	8
Other Postretirement Benefits [Member] | Mutual fund - Municipal bonds [Member]
Fair values of plan assets
Total assets at fair value	42
Other Postretirement Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	99	76
Other Postretirement Benefits [Member] | Level 1 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	11	11
Other Postretirement Benefits [Member] | Level 1 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	24	37
Other Postretirement Benefits [Member] | Level 1 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	15	20
Other Postretirement Benefits [Member] | Level 1 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	1
Other Postretirement Benefits [Member] | Level 1 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value		0
Other Postretirement Benefits [Member] | Level 1 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	7	7
Other Postretirement Benefits [Member] | Level 1 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Mortgage and asset-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Mutual fund - Municipal bonds [Member]
Fair values of plan assets
Total assets at fair value	42
Other Postretirement Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	29	46
Other Postretirement Benefits [Member] | Level 2 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	5	9
Other Postretirement Benefits [Member] | Level 2 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value		1
Other Postretirement Benefits [Member] | Level 2 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	1	12
Other Postretirement Benefits [Member] | Level 2 [Member] | Mortgage and asset-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	8	9
Other Postretirement Benefits [Member] | Level 2 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	15	15
Other Postretirement Benefits [Member] | Level 2 [Member] | Mutual fund - Municipal bonds [Member]
Fair values of plan assets
Total assets at fair value	0
Other Postretirement Benefits [Member] | Level 3 [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value		0
Other Postretirement Benefits [Member] | Level 3 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Mortgage and asset-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	$ 0
Other Postretirement Benefits [Member] | Level 3 [Member] | Mutual fund - Municipal bonds [Member]
Fair values of plan assets
Total assets at fair value	$ 0